Financial Assets at Amortized Cost and Other Assets - Schedule of Valued at Amortized Cost (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Valued at Amortized Cost [Abstract]
Loans	[1]	R$ 184,958	R$ 346,523
Other financial assets at amortized cost		939,232	1,229,915
- Foreign exchange	[2]	778,918	1,139,273
- Services receivable	[3]	130,532	83,821
- Judicial deposits		24,290	5,785
- Other amounts		5,492	1,036
Total		R$ 1,124,190	R$ 1,576,438

[1]	Balance refers to operations with clients of BR Partners Banco de Investimento S.A., represented by Bank Credit Notes and Real Estate Credit Notes.
[2]	Refers to a purchased foreign exchange contract whose settlement was January 2, 2026.
[3]	Refer to services provided to clients and reimbursements receivable on expenses defined in the service agreement.